1
See Notes to Consolidated Schedule of Investments.
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited)
September 30, 2024
US$ THOUSANDS
DATE
ACQUIRED

FOOTNOTE LOCATION COST
2
FAIR
VALUE
PRIVATE INVESTMENTS - 68.9%
PRIVATE EQUITY INVESTMENTS - 59.2%
Renewable Power & Transition 26.8%
Canadian Wind Portfolio (Ontario Wind) November 2022 3,4,5 North America $ 107,793 $ 115,485
Colombian Renewable Power (Isagen) December 2022 3,5,6 Latin America 102,221 100,055
North American Renewables May 2024 4,5 North America 7,724 8,160
Nuclear Services (Westinghouse) November 2023 3,5,6 North America 114,765 142,154
Terraform Renewable Power (TERP) November 2022 3,5,6 Global 195,081 195,065
U.K. Renewables (OnPath) December 2023 3,5,6 Europe 16,440 18,593
U.S. Hydro (Smoky Mountain) March 2023 3,4,5 North America 142,417 152,786
Total Renewable Power & Transition 686,441 732,298
Utilities 17.1%
Australian Utility (AusNet Services) November 2022 3,4,5 Asia Pacific 92,214 107,872
North American Residential Infrastructure (Enercare) November 2022 3,4,5 North America 116,329 136,634
North American Residential Infrastructure (Homeserve) January 2023 3,5,6 North America 90,442 101,682
U.K. Utility (SGN) November 2022 3,4,5 Europe 51,268 60,584
U.S. Utility (FirstEnergy Transmission) November 2022 3,5,6 North America 56,033 59,513
Total Utilities 406,286 466,285
Midstream 6.6%
Canadian Midstream (Inter Pipeline) November 2022 3,4,5 North America 164,782 181,928
Total Midstream 164,782 181,928
Transport 4.9%
European LNG Vessels (Knutsen LNG) March 2023 5 Europe 37,420 37,177
Global Container Network (Triton International) April 2023 3,5,6 North America 91,276 96,588
Total Transport 128,696 133,765
Data 3.8%
European Telecom Towers (GD Towers) February 2023 3,5,6 Europe 91,367 103,868
U.S. Semiconductor Foundry (Intel Partnership) January 2023 3,4,5 North America – –
Total Data 91,367 103,868
Total PRIVATE EQUITY INVESTMENTS 1,477,572 1,618,144
PRIVATE DEBT INVESTMENTS - 9.7%
BII BID Aggregator A L.P. December 2023 3,5,7 North America 173,587 176,126
BII BID Aggregator B L.P. December 2023 3,5,7 North America 83,753 88,395
Total PRIVATE DEBT INVESTMENTS 257,340 264,521
Total PRIVATE INVESTMENTS 1,734,912 1,882,665
US$ THOUSANDS FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
PUBLIC SECURITIES 33.9%
Corporate Bonds 21.3%
Infrastructure Services 1.2%
Republic Services, Inc., 2.90%, 07/01/2026 North America 9,405 9,213
Waste Connections, Inc., 4.25%, 12/01/2028 North America 9,335 9,367
Waste Management, Inc., 3.15%, 11/15/2027 North America 9,555 9,333
Xylem, Inc., 1.95%, 01/30/2028 North America 6,740 6,256
Total Infrastructure Services 35,035 34,169
Oil Gas Transportation & Distribution 6.5%
Boardwalk Pipelines LP, 4.45%, 07/15/2027 North America 9,200 9,214
Buckeye Partners LP, 4.13%, 12/01/2027 North America 3,620 3,484
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027 North America 8,990 9,137
Cheniere Energy, Inc., 4.63%, 10/15/2028 North America 6,715 6,674

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2024
See Notes to Consolidated Schedule of Investments.

Brookfield
US$ THOUSANDS FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
PUBLIC SECURITIES 33.9% (continued)
Corporate Bonds 21.3% (continued)
Oil Gas Transportation & Distribution 6.5% (continued)
DCP Midstream Operating LP, 5.63%, 07/15/2027 North America $ 8,480 $ 8,725
DT Midstream, Inc., 4.13%, 06/15/2029 8 North America 2,265 2,167
Enbridge, Inc., 3.70%, 07/15/2027 North America 10,015 9,869
Energy Transfer LP, 2.90%, 05/15/2025 North America 6,603 6,521
Energy Transfer LP, 5.55%, 02/15/2028 North America 5,610 5,799
EnLink Midstream LLC, 5.38%, 06/01/2029 North America 4,360 4,470
Enterprise Products Operating LLC, 3.70%, 02/15/2026 North America 3,615 3,595
Enterprise Products Operating LLC, 3.95%, 02/15/2027 North America 5,475 5,458
Enterprise Products Operating LLC, 4.60%, 01/11/2027 North America 2,950 2,986
Gulfstream Natural Gas System LLC, 4.60%, 09/15/2025 8 North America 1,205 1,201
Gulfstream Natural Gas System LLC, 6.19%, 11/01/2025 8 North America 755 766
Hess Midstream Operations LP, 5.13%, 06/15/2028 8 North America 5,930 5,866
Kinder Morgan, Inc., 4.30%, 06/01/2025 North America 8,800 8,759
Kinder Morgan, Inc., 4.30%, 03/01/2028 North America 1,570 1,572
MPLX LP, 4.00%, 02/15/2025 North America 2,807 2,792
MPLX LP, 4.00%, 03/15/2028 North America 6,280 6,191
MPLX LP, 4.88%, 06/01/2025 North America 1,570 1,568
NuStar Logistics LP, 6.00%, 06/01/2026 North America 2,990 3,008
ONEOK, Inc., 3.20%, 03/15/2025 North America 1,865 1,848
ONEOK, Inc., 4.55%, 07/15/2028 North America 5,085 5,109
ONEOK, Inc., 5.85%, 01/15/2026 North America 1,965 1,995
Parkland Corp., 5.88%, 07/15/2027 8 North America 3,050 3,043
Plains All American Pipeline LP, 4.65%, 10/15/2025 North America 9,135 9,121
Rockies Express Pipeline LLC, 3.60%, 05/15/2025 8 North America 1,240 1,219
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025 North America 1,168 1,168
Targa Resources Partners LP, 6.88%, 01/15/2029 North America 11,890 12,190
Texas Eastern Transmission LP, 3.50%, 01/15/2028 8 North America 2,750 2,662
TransCanada PipeLines Ltd., 4.88%, 01/15/2026 North America 9,095 9,134
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/2028 North America 9,700 9,566
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 8 North America 2,300 2,176
Western Midstream Operating LP, 4.75%, 08/15/2028 North America 9,518 9,507
Total Oil Gas Transportation & Distribution 178,566 178,560
Telecommunications 4.3%
American Tower Corp., 3.65%, 03/15/2027 North America 5,450 5,366
American Tower Corp., 5.25%, 07/15/2028 North America 4,085 4,205
AT&T, Inc., 1.70%, 03/25/2026 North America 11,045 10,630
British Telecommunications plc, 5.13%, 12/04/2028 Europe 7,040 7,229
CCO Holdings LLC, 6.38%, 09/01/2029 8 North America 1,790 1,790
Charter Communications Operating LLC, 4.91%, 07/23/2025 North America 3,854 3,848
Charter Communications Operating LLC, 6.15%, 11/10/2026 North America 3,145 3,232
Comcast Corp., 2.35%, 01/15/2027 North America 12,760 12,299
Cox Communications, Inc., 3.50%, 08/15/2027 8 North America 3,175 3,101
Crown Castle, Inc., 4.00%, 03/01/2027 North America 1,180 1,171
Crown Castle, Inc., 4.45%, 02/15/2026 North America 7,415 7,410
Crown Castle, Inc., 5.00%, 01/11/2028 North America 2,998 3,049
Digital Realty Trust LP, 3.70%, 08/15/2027 North America 6,265 6,175
Equinix, Inc., 1.80%, 07/15/2027 North America 2,425 2,273
Equinix, Inc., 2.63%, 11/18/2024 North America 4,501 4,486
Rogers Communications, Inc., 3.20%, 03/15/2027 North America 8,860 8,624
Sprint Capital Corp., 6.88%, 11/15/2028 North America 3,060 3,341
TELUS Corp., 3.70%, 09/15/2027 North America 3,695 3,627
T-Mobile USA, Inc., 3.50%, 04/15/2025 North America 7,905 7,847
T-Mobile USA, Inc., 3.75%, 04/15/2027 North America 2,750 2,716

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2024
See Notes to Consolidated Schedule of Investments.
US$ THOUSANDS FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
PUBLIC SECURITIES 33.9% (continued)
Corporate Bonds 21.3% (continued)
Telecommunications 4.3% (continued)
Verizon Communications, Inc., 2.63%, 08/15/2026 North America $ 10,820 $ 10,516
Verizon Communications, Inc., 4.33%, 09/21/2028 North America 1,810 1,819
Virgin Media Secured Finance plc, 5.50%, 05/15/2029 8 Europe 1,290 1,237
Vodafone Group plc, 4.38%, 05/30/2028 Europe 1,885 1,913
Total Telecommunications 119,203 117,904
Transportation 1.3%
Canadian National Railway Co., 2.75%, 03/01/2026 North America 4,075 4,001
Canadian Pacific Railway Co., 1.35%, 12/02/2024 North America 850 845
Canadian Pacific Railway Co., 1.75%, 12/02/2026 North America 5,340 5,080
Canadian Pacific Railway Co., 2.90%, 02/01/2025 North America 3,325 3,301
CSX Corp., 2.60%, 11/01/2026 North America 9,525 9,257
Norfolk Southern Corp., 2.90%, 06/15/2026 North America 5,215 5,105
Union Pacific Corp., 4.75%, 02/21/2026 North America 9,095 9,163
Total Transportation 37,425 36,752
Utility 8.0%
AEP Texas, Inc., 3.85%, 10/01/2025 8 North America 9,187 9,102
AES Corp. (The), 3.30%, 07/15/2025 8 North America 8,514 8,391
Ameren Corp., 1.75%, 03/15/2028 North America 7,110 6,535
Black Hills Corp., 5.95%, 03/15/2028 North America 4,235 4,443
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028 North America 9,005 9,296
Clearway Energy Operating LLC, 4.75%, 03/15/2028 8 North America 3,145 3,086
CMS Energy Corp., 3.45%, 08/15/2027 North America 7,525 7,373
Consolidated Edison Co. of New York, Inc., 4.00%, 12/01/2028 North America 9,405 9,378
Constellation Energy Generation LLC, 3.25%, 06/01/2025 North America 6,370 6,297
Consumers Energy Co., 4.65%, 03/01/2028 North America 1,770 1,799
Dominion Energy, Inc., 2.85%, 08/15/2026 North America 5,480 5,334
DTE Energy Co., 1.05%, 06/01/2025 North America 10,105 9,860
Duke Energy Corp., 2.65%, 09/01/2026 North America 9,350 9,090
Edison International, 3.55%, 11/15/2024 North America 8,065 8,044
Edison International, 4.95%, 04/15/2025 North America 3,650 3,647
Entergy Corp., 0.90%, 09/15/2025 North America 9,185 8,874
Evergy Kansas Central, Inc., 2.55%, 07/01/2026 North America 4,715 4,593
Evergy Kansas Central, Inc., 3.25%, 12/01/2025 North America 1,180 1,166
Eversource Energy, 2.90%, 10/01/2024 North America 5,288 5,288
Eversource Energy, 5.45%, 03/01/2028 North America 3,735 3,871
Exelon Corp., 3.40%, 04/15/2026 North America 9,155 9,042
FirstEnergy Corp., 3.90%, 07/15/2027 North America 4,230 4,187
Florida Power & Light Co., 3.13%, 12/01/2025 North America 3,210 3,176
Fortis, Inc., 3.06%, 10/04/2026 North America 6,560 6,382
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/2028 North America 5,065 4,668
NiSource, Inc., 3.49%, 05/15/2027 North America 6,300 6,188
Pacific Gas and Electric Co., 3.15%, 01/01/2026 North America 4,410 4,326
PPL Capital Funding, Inc., 3.10%, 05/15/2026 North America 8,990 8,801
Public Service Electric and Gas Co., 3.00%, 05/15/2027 North America 8,585 8,366
Sempra, 3.30%, 04/01/2025 North America 2,715 2,691
Southern Co. (The), 4.85%, 06/15/2028 North America 7,765 7,948
Southwestern Electric Power Co., 2.75%, 10/01/2026 North America 2,360 2,287
Virginia Electric and Power Co., 3.50%, 03/15/2027 North America 4,610 4,549
Vistra Operations Co. LLC, 5.13%, 05/13/2025 8 North America 3,055 3,049
WEC Energy Group, Inc., 4.75%, 01/15/2028 North America 8,985 9,122

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2024
See Notes to Consolidated Schedule of Investments.

Brookfield
The following notes should be read in conjunction with the accompanying Consolidated Schedule of Investments.
US$ THOUSANDS FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
PUBLIC SECURITIES 33.9% (continued)
Corporate Bonds 21.3% (continued)
Utility 8.0% (continued)
Xcel Energy, Inc., 3.30%, 06/01/2025 North America $ 7,350 $ 7,268
Total Utility 220,364 217,517
Total Corporate Bonds (Cost $575,979 ) 584,902
Short-Term Investments - 12.6%
SHARES
FAIR
VALUE
Money Market Funds - 0.7%
Fidelity Institutional Money Market Treasury Portfolio, Institutional Class, 4.85% 9 North America 8,976 8,976
Invesco Government & Agency Portfolio, Institutional Class, 4.86% 9 North America 8,976 8,976
Total Money Market Funds 17,952
PRINCIPAL
AMOUNT VALUE
Time Deposits - 11.9%
Mizuho Time Deposit, 4.86%, 10/02/2024 North America 125,257 125,257
Mizuho Time Deposit, 5.00%, 11/19/2024 North America 200,000 200,000
Total Time Deposits 325,257 325,257
Total Short-Term Investments (Cost $343,209) 343,209
Total PUBLIC SECURITIES 33.9% 928,111
Total Investments (Cost $ 2,654,100) - 102.8%
2,810,776
Liabilities in Excess of Other Assets - (2.8)%
(77,378)
TOTAL NET ASSETS - 100.0% $ 2,733,398
1 Reflects the date at which the Predecessor Fund initially acquired the investment, where applicable. Certain investments held by the Predecessor
Fund were purchased from affiliates.
2 Cost initially reflects the market value as of the date of Reorganization, where applicable, and is adjusted for subsequent purchases and sales activity.
3 Affiliated security (refer to Note 5 , Investments in Affiliated Issuers, for further details).
4 Held through wholly-owned subsidiaries (refer to Note 2, Significant Accounting Policies, for further details).
5 These securities are characterized as Level 3 securities within the disclosure hierarchy. Level 3 security values are determined using significant unobservable inputs. As of September 30, 2024, the total value of all such securities was $1,882,665,000 or 68.9% of net assets.
6 Indirectly held through an affiliated unconsolidated special purpose vehicle.
7 The Fund’s investments in BII BID Aggregator A L.P. (“Aggregator A”) and BII BID Aggregator B L.P. (“Aggregator B”) represent equity interests in entities that provide debt loans to infrastructure borrowers, either by committing and funding these loans entirely with their own capital, or alongside affiliates.  Brookfield Infrastructure Debt Fund III, LP, an affiliate of the Fund, is also an investor in Aggregator A and Aggregator B (i.e.
a co-investor). Aggregator A and Aggregator B do not charge management fees and redemption provisions are limited to the liquidity of their investments, which may be limited.  The infrastructure debt loans are made across multiple sectors, including transport, data and renewable power
& transition.
The Fund may use certain derivative instruments, in order to hedge its currency or interest rate risk, in accordance with its investment program.
Aggregator A:
Aggregator A has made loan commitments of $219 million of which $167 million was funded as of September 30, 2024.  The coupons for these loans are fixed and, as of September 30, 2024, range from 8% to 9%. The maturities range from April 2027 to March 2031.
Aggregator B:
Aggregator B has made loan commitments of $93 million, all of which were fully funded as of September 30, 2024.  The coupons for these loans are comprised of fixed and variable rates and, as of September 30, 2024, range from 9% to 12% (on a swapped to fixed basis). The maturities range from August 2027 to April 2028.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2024, the total value of such security was $48,856,000 or 1.8% of net assets.
9 The rate shown represents the seven-day yield as of September 30, 2024.

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2024
See Notes to Consolidated Schedule of Investments.
Interest Rate Swap Contracts
At September 30, 2024, the Fund had the following interest rate swap contracts outstanding:
Foreign currency forward contracts
At September 30, 2024, the Fund had the following forward exchange contracts outstanding:
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(Local
Currency) Currency Value
Upfront
Payments
(Receipts)
Unrealized
Gain/(Loss)
(USD)
US$ THOUSANDS
OTC Interest Swap Contracts
Receive 4.236%, Pay 3-month BBSY Quarterly Macquarie 4/17/26 24,000 AUD $ 1,183 $ — $ 107
Receive 4.921%, Pay 1-day SONIA Quarterly Macquarie 4/17/26 17,316 GBP 1,915 — 329
Total Interest Rate Swap Contracts ................................................... $ 3,098 $      — $ 436
Settlement Date Currency to be received Currency to be delivered Counterparty
Value /
Unrealized
Gain (Loss)
US$ THOUSANDS
10/08/24 98,756 AUD 68,073 USD Mizuho Financial Group $ 203
01/07/25 31,264,000 COP 7,289 USD Macquarie Group 59
02/28/25 3,600 EUR 3,977 USD Mizuho Financial Group 53
06/06/25 2,283 USD 2,000 EUR Mizuho Financial Group 34
06/12/25 1,170 GBP 1,532 USD Mizuho Financial Group 29
06/12/25 360 GBP 459 USD Mizuho Financial Group 21
06/12/25 180 GBP 229 USD Mizuho Financial Group 11
02/02/26 3,812 USD 5,100 CAD Mizuho Financial Group 1
Total unrealized gain ........................................................................... 411
10/03/24 170,000 CAD 126,108 USD Macquarie Group (412)
10/03/24 124,187 USD 170,000 CAD Macquarie Group (1,508)
10/04/24 38,669 GBP 51,801 USD Mizuho Financial Group (81)
10/04/24 42,182 USD 38,669 GBP Mizuho Financial Group (9,533)
10/08/24 63,446 USD 98,756 AUD Mizuho Financial Group (4,825)
10/22/24 1,115 USD 1,653 AUD Goldman Sachs & Co. (28)
10/22/24 427 USD 666 AUD Goldman Sachs & Co. (33)
10/22/24 621 USD 510 GBP Goldman Sachs & Co. (61)
10/22/24 1,359 USD 1,043 GBP Goldman Sachs & Co. (36)
01/07/25 14,505,000 COP 3,531 USD Macquarie Group (120)
01/07/25 43 USD 249,000 COP Macquarie Group (15)
01/07/25 25,196 USD 144,524,000 COP Macquarie Group (8,668)
01/07/25 24,655 USD 141,275,000 COP Macquarie Group (8,447)
01/07/25 24,663 USD 140,825,000 COP Macquarie Group (8,335)
01/22/25 427 USD 666 AUD Goldman Sachs & Co. (33)
01/22/25 621 USD 510 GBP Goldman Sachs & Co. (60)
02/28/25 1,582 EUR 1,779 USD Mizuho Financial Group (7)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2024
See Notes to Consolidated Schedule of Investments.

Brookfield
Settlement Date Currency to be received Currency to be delivered Counterparty
Value /
Unrealized
Gain (Loss)
US$ THOUSANDS
02/28/25 28,977 USD 26,000 EUR Mizuho Financial Group $ (137)
04/03/25 126,685 USD 173,525 CAD Macquarie Group (2,138)
04/24/25 418 USD 651 AUD Goldman Sachs & Co. (32)
04/24/25 607 USD 499 GBP Goldman Sachs & Co. (58)
06/06/25 2,235 USD 11,326,000 COP Macquarie Group (365)
06/06/25 38,500 EUR 44,086 USD Mizuho Financial Group (789)
06/06/25 2,855 USD 4,300 AUD Mizuho Financial Group (114)
06/06/25 56,593 USD 51,500 EUR Mizuho Financial Group (1,258)
06/06/25 2,220 USD 1,800 GBP Mizuho Financial Group (177)
06/12/25 2,153 USD 1,710 GBP Mizuho Financial Group (125)
07/22/25 423 USD 659 AUD Goldman Sachs & Co. (31)
07/22/25 613 USD 505 GBP Goldman Sachs & Co. (58)
08/29/25 29,040 USD 26,000 EUR Mizuho Financial Group (269)
09/15/25 1,493 USD 2,300 AUD Mizuho Financial Group (91)
09/15/25 9,458 USD 12,800 CAD Mizuho Financial Group (80)
09/15/25 2,653 USD 2,400 EUR Mizuho Financial Group (53)
09/15/25 1,364 USD 1,100 GBP Mizuho Financial Group (99)
09/22/25 3,085 USD 13,808,000 COP Macquarie Group (53)
10/22/25 427 USD 666 AUD Goldman Sachs & Co. (31)
10/22/25 619 USD 510 GBP Goldman Sachs & Co. (58)
12/15/25 5,074 USD 6,900 CAD Mizuho Financial Group (74)
01/22/26 427 USD 666 AUD Goldman Sachs & Co. (31)
01/22/26 619 USD 510 GBP Goldman Sachs & Co. (57)
02/02/26 4,316 USD 3,400 GBP Mizuho Financial Group (198)
02/27/26 31,006 USD 27,700 EUR Mizuho Financial Group (428)
03/31/26 102,569 USD 137,405 CAD Mizuho Financial Group (200)
03/31/26 3,112 USD 4,200 CAD Mizuho Financial Group (28)
03/31/26 1,229 USD 1,100 EUR Mizuho Financial Group (20)
04/17/26 394 USD 615 AUD Goldman Sachs & Co. (28)
04/17/26 15,346 USD 24,000 AUD Goldman Sachs & Co. (1,126)
04/17/26 20,956 USD 17,316 GBP Goldman Sachs & Co. (1,955)
04/17/26 571 USD 471 GBP Goldman Sachs & Co. (52)
04/30/26 6,921 USD 6,248 EUR Mizuho Financial Group (180)
06/30/26 4,454 USD 6,700 AUD Mizuho Financial Group (150)
06/30/26 10,553 USD 14,300 CAD Mizuho Financial Group (151)
09/25/26 127,421 USD 170,000 CAD Macquarie Group (112)
09/30/26 4,817 USD 4,300 EUR Mizuho Financial Group (97)
12/08/26 16,200 USD 12,945 GBP Mizuho Financial Group (902)
12/21/26 25,111 USD 37,690 AUD Mizuho Financial Group (740)
06/07/27 5,799 USD 7,786 CAD Mizuho Financial Group (66)
06/15/27 1,737 USD 2,600 AUD Mizuho Financial Group (43)
06/15/27 1,689 USD 1,500 EUR Mizuho Financial Group (40)
06/15/27 1,918 USD 1,500 GBP Mizuho Financial Group (63)
06/30/27 602 USD 900 AUD Mizuho Financial Group (14)
06/30/27 3,341 USD 4,500 CAD Mizuho Financial Group (49)
09/27/27 51,043 USD 38,669 GBP Mizuho Financial Group (122)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2024
See Notes to Consolidated Schedule of Investments.
Abbreviations
Settlement Date Currency to be received Currency to be delivered Counterparty
Value /
Unrealized
Gain (Loss)
US$ THOUSANDS
09/30/27 67,297 USD 98,756 AUD Mizuho Financial Group $ (355)
Total unrealized loss ........................................................................... (55,499)
Net unrealized loss ........................................................................... $ (55,088)
AUD
— Australian Dollar
CAD
— Canadian Dollar
COP
— Colombian Peso
EUR
— Euro
GBP
— British Pound
USD
— U.S. Dollar
BBSY
— Bank Bill Swap Rate
SONIA
— Sterling Over Night Indexed Average

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited)
September 30, 2024

Brookfield
1. ORGANIZATION & INVESTMENT OBJECTIVES
Brookfield Infrastructure Income Fund Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company
Act of 1940, as amended (the “1940 Act” or the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund continuously offers its shares of common stock, as well as periodic liquidity to investors.
The Fund's Class I Shares, Class S Shares and Class D Shares commenced operations on November 1, 2023, December
1, 2023 and March 1, 2024, respectively.
The Fund currently offers shares of four classes of common stock on a continuous basis: Class I Common Shares (“Class
I Shares”), Class D Common Shares (“Class D Shares”), Class S Common Shares (“Class S Shares”), and Class T
Common Shares (“Class T Shares” and, together with the Class I Shares, the Class D Shares, and the Class S Shares,
the “Shares”). The Fund was granted exemptive relief (the “Multi-Class Exemptive Relief”) by the U.S. Securities and
Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. In addition to the Class I Shares, Class D Shares, Class S Shares, and Class
T Shares, the Fund may offer additional classes of shares in the future.
Brookfield Asset Management Private Institutional Capital Adviser (Canada), L.P. (the “Adviser”) serves as the investment adviser to the Fund pursuant to the terms of an investment advisory agreement with the Fund (the “Advisory Agreement”).
The Adviser is an indirect wholly-owned subsidiary of Brookfield Asset Management ULC (“BAM ULC”). Brookfield Public
Securities Group LLC (the “Administrator”), an indirect-wholly-owned subsidiary of BAM ULC, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as Administrator to the Fund. Brookfield
Corporation (NYSE: BN; TSX: BN), holds a 75% interest in BAM ULC, while Brookfield Asset Management Ltd. (NYSE:
BAM; TSX: BAMA) (“Brookfield Asset Management”) holds a 25% interest in BAM ULC. Brookfield Asset Management is a leading global alternative asset manager.
The Fund’s investment objective is to maximize total returns through growth of capital and current income. There can be no assurance that the Fund will achieve its investment objective.
BII launched on November 1, 2023, as a regulated investment company, structured as a "tender offer fund." At the time of launch, a predecessor fund based in Luxembourg, Brookfield Infrastructure Income Fund SCSp (the "Predecessor
Fund"), was reorganized into the Fund (the "Reorganization") and as a result, the Fund adopted all of the assets and liabilities of the Predecessor Fund, including its portfolio of private infrastructure investments. The Fund maintains an investment objective and investment strategies, policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Predecessor Fund. Further, the Reorganization did not result in (1) a material change in the
Predecessor Fund’s investment portfolio due to investment restrictions; or (2) a change in accounting policies. Additionally, the investment advisers and portfolio managers did not change as a result of the Reorganization. The net asset value of the Fund’s shares as of close of business on October 31, 2023, after the Reorganization, was $10.00 for Class I Shares and the Fund received in-kind capital contributions of net assets valued at $1,548,638,000 in exchange for 154,864,000
Class I Shares.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reporting entity and principles of consolidation
The entities listed below are wholly-owned subsidiaries (each a “Subsidiary”, or together “Subsidiaries”) of the Fund. All investments held by the Subsidiaries are disclosed in the Consolidated Schedule of Investments.
Subsidiaries
Enercare BII ULC, an Alberta corporation formed on September 23, 2022.
IPL BII ULC, an Alberta corporation formed on September 23, 2022.

2024 Quarterly Report
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2024
Ontario Wind BII ULC, an Alberta corporation formed on September 23, 2022.
Intermediate Holdings US LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on September 30, 2022.
BII Foundry Holdings LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on
December 22, 2022.
BII Smoky Holdings LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on
February 16, 2023.
BII Finco (Cayman) 2 LP formed as an Exempted Limited Partnership registered in the Cayman Islands on October 10,
2023.
BII Finco GP LLC, formed in Delaware on October 10, 2023 and is the sole general partner of BII Finco (Cayman) 2 LP.
BII Preferred US Holdings LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on May 16, 2024.
BII RIC Europe Holdings (UK) Limited, formed as a limited liability company under the United Kingdom Companies Act
2006 as a private company on July 31, 2024.
Valuation of investments
The Board of Directors (the "Board") has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.
The Fund values its private investments on at least a monthly basis. The Fund carries its private investments at their estimated fair value as determined by the Adviser. A number of valuation methodologies are considered in arriving at the fair value of unquoted investments, including internal or external valuation models, which may include discounted cash flow analysis. The most appropriate methodology to determine fair value is chosen on an investment by investment basis. Any control, size, liquidity or other discounts or premiums on the investment are considered by the Adviser in their determination of fair value. During the initial period after an investment has been made, cost may represent the most reasonable estimate of fair value. Intra-quarter month-end values will reflect the latest quarterly valuation, as adjusted based on the total return that the investment is expected to generate, the impact of foreign exchange rates, and any adjustments the Adviser deems appropriate.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the relevant exchange closes early, then the equity security will be valued at the last traded price before the relevant exchange close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2024

Brookfield
reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser, does not represent fair value.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models.
The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices or dealer price quotation, without any deduction for transaction costs. For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may include using recent arm’s length market transactions, reference to the current fair value or another instrument that is substantially the same, a discounted cash flow analysis, or other valuation models.
Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser following the procedures adopted by the Adviser under the supervision of the Board.
The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser uses in determining fair value. Non-publicly traded debt and equity securities and other securities or instruments for which reliable market quotations are not available are valued by the Adviser using valuation methodologies applied on a consistent basis.
These securities may initially be valued at the acquisition price as the best indicator of fair value. The Adviser reviews the significant unobservable inputs, valuations of comparable investments and other similar transactions for investments valued at acquisition price to determine whether another valuation methodology should be utilized. Subsequent valuations will depend on facts and circumstances known as of the valuation date and the application of valuation methodologies further described below. The fair value may also be based on a pending transaction expected to close after the valuation date. These valuation methodologies involve a significant degree of management judgment. Accordingly, valuations do not necessarily represent the amounts which may eventually be realized from sales or other dispositions of investments in the future. Fair values may differ from the values that would have been used had a ready market for the investment existed, and the differences could be material.
The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized gain or loss recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser reviews and affirms the reasonableness of the valuations based on such methodologies on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

2024 Quarterly Report
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2024
3. FAIR VALUE MEASUREMENTS
A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets or liabilities
Level 2 — quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of
September 30, 2024:
FAIR VALUE MEASUREMENTS
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
US$ THOUSANDS
Investments accounted for at fair value:
Private investments ............................ $ — $ — $ 1,882,665 $ 1,882,665
Public securities .............................. — 584,902 — 584,902
Short-Term Investments ........................ 17,952 325,257 — 343,209
Total Investments at Fair Value ................... $ 17,952 $ 910,159 $ 1,882,665 $ 2,810,776
Other Financial Instruments (Assets)
Foreign currency forward contracts ............... $ — $ 411 $ — $ 411
Interest rate swaps ............................ — 436 — 436
Total Other Financial Instruments (Assets) .......... $ — $ 847 $ — $ 847
Other Financial Instruments (Liabilities)
Foreign currency forward contracts ............... $ — $ 55,499 $ — $ 55,499
Total Other Financial Instruments (Liabilities) ........ $ — $ 55,499 $ — $ 55,499

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2024

Brookfield
The table below shows the significant unobservable valuation inputs that were used by the Adviser to fair value the Level
3 investments as of September 30, 2024.
The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:
4. BORROWINGS
Credit facility: The Predecessor Fund established a line of credit with Mizuho Bank, Ltd. on April 19, 2023. This facility was transferred to the Fund as part of the Reorganization that occurred on October 31, 2023. The Fund pays interest in the amount of SOFR plus 2.65% on the amount borrowed; 0.30% on the amount unused if the aggregate outstanding amount of the loan is less than 50% of the commitment and 0.25% on the amount unused if otherwise. The Fund incurred commitment fees of $314,000 during the nine months ended September 30, 2024.
Quantitative Information about Level 3 Fair Value Measurements
Value as of
September 30, 2024
Valuation
Approach Valuation Technique
Unobservable
Input
Amount or
Range/
(Weighted
Average)
Impact to
Valuation
from an
Increase
in Input
(1)
US$ THOUSANDS
Private equity
Investments
$1,618,144 Income
Approach
Discounted
cash flow model
Discount
Rate
7.6% to 20.0%
(11.6%)
Decrease
Terminal Value
Multiple
2.3x to 23.5x
(12.8x)
Increase
Private debt
Investments
$264,521 Income
Approach
Discounted
cash flow model
Discount
Rate
7.8% to 12.0%
(9.2%)
Decrease
(1)
The impact represents the expected directional change in the fair value of Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
Private Equity Private Debt Total
US$ THOUSANDS
Balance as of December 31, 2023 $ 1,521,539 $ 207,450 $ 1,728,989
Purchases of investments ................................ 13,915 64,590 78,505
Return of capital ....................................... (6,955) (9,763) (16,718)
Sales proceeds ........................................ — — —
Accrued discounts (premiums) ............................ — — —
Realized gain (loss) ..................................... — — —
Net change in unrealized gain ............................ 89,645 2,244 91,889
Balance as of September 30, 2024 ......................... $ 1,618,144 $ 264,521 $ 1,882,665
Change in unrealized gain for Level 3 assets still held at the reporting date .........................................
$ 89,645 $ 2,244 $ 91,889
3. FAIR VALUE MEASUREMENTS (continued)

2024 Quarterly Report
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2024
During the nine months ended September 30, 2024, the Fund borrowed an additional $4,000,000 and subsequently repaid the total outstanding amount on the facility of $101,902,000, including accrued interest of $789,000. During the period, the
Fund utilized the credit facility for 13 days and had an average daily loan balance of $26,593,000 at a weighted average borrowing cost of 8.11%.
During the nine months ended September 30, 2024, the Fund amortized $473,000 in deferred financing costs. As of
September 30, 2024, the Fund had $345,000 in unamortized deferred financing costs. The remaining portion is being amortized over the life of the agreement which matures on April 18, 2025.
In addition, as of September 30, 2024, $72,403,000 of the credit facility was committed for letters of credit in conjunction with our investments in Canadian Wind Portfolio (Ontario Wind), U.S. Hydro (Smoky Mountain), North American Residential
Infrastructure (Enercare) and U.S. Semiconductor Foundry (Intel Partnership).
Reverse Repurchase Agreements : In a reverse repurchase agreement, the Fund delivers a security to a financial institution, the counterparty, in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. The Fund will segregate assets delivered as collateral under reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the
Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.
During the nine months ended September 30, 2024, the Fund settled all outstanding reverse repurchase positions totaling
$84,537,000. During the period, the Fund utilized reverse repurchase agreements for 77 days and had an average daily balance of positions outstanding of $62,481,000 at a weighted average interest rate of 6.39%. Interest expense amounted to $840,000.
Related party : On December 8, 2023, the Fund established a $300 million loan facility with BII BIG Holdings L.P., an indirect wholly-owned subsidiary of BAM ULC. Each loan advanced under the facility incurs interest at a rate of 8% per annum and is repayable no later than two years following the date of advance. During the nine months ended September
30, 2024, the Fund converted $25,000,000 of the $174,000,000 brought forward balance to equity and repaid the residual balance in cash, including interest of $1,324,000. As of September 30, 2024, the Fund did not have a balance outstanding on the facility.
4. BORROWINGS (continued)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2024

Brookfield
5. INVESTMENTS IN AFFILIATED ISSUERS
The table below reflects transactions during the period with entities that are affiliates as of September 30, 2024.
    aa
Opening
Value
Purchases,
net of returns
of capital Sales
Unrealized
Gain (Loss) End Value
Dividend and
Distributions
Income
1
US$ THOUSANDS
Australian Utility (AusNet Services) $ 99,067 $ — $ — $ 8,805 $ 107,872 $ 100
Canadian Midstream (Inter Pipeline) 173,858 — — 8,070 181,928 —
Canadian Wind Portfolio (Ontario Wind) 113,599 — — 1,886 115,485 1,896
Colombian Renewable Power (Isagen) 100,977 — — (922) 100,055 3,398
European Telecom Towers (GD Towers) 95,644 1,275 — 6,949 103,868 1,796
Global Container Network (Triton International) 93,811 — — 2,777 96,588 8,447
North American Residential Infrastructure (Enercare) 124,458 4,770 — 7,406 136,634 350
North American Residential Infrastructure (Homeserve) 96,484 (4,508) — 9,706 101,682 —
Nuclear Services (Westinghouse) 117,836 (235) — 24,553 142,154 —
Terraform Renewable Power (TERP) 197,610 — — (2,545) 195,065 7,916
U.K. Renewables (OnPath) 18,680 (2,066) — 1,979 18,593 874
U.K. Utility (SGN) 53,945 — — 6,639 60,584 53
U.S. Hydro (Smoky Mountain) 141,351 — — 11,435 152,786 8,952
U.S. Semiconductor Foundry (Intel Partnership) — — — — — —
U.S. Utility (FirstEnergy Transmission) 56,974 — — 2,539 59,513 37
BII BID Aggregator A L.P. 114,729 60,608 — 789 176,126 10,666
BII BID Aggregator B L.P. 92,721 (5,781) — 1,455 88,395 7,371
$ 1,691,744 $ 54,063 $ — $ 91,521 $ 1,837,328 $ 51,856
1 Dividend and distributions income is shown gross of foreign withholding taxes.